Shareholder Report, Line Graph (Details) - USD ($)				6 Months Ended	11 Months Ended	12 Months Ended		18 Months Ended	23 Months Ended	24 Months Ended	30 Months Ended	35 Months Ended	36 Months Ended	42 Months Ended	47 Months Ended	48 Months Ended	54 Months Ended	59 Months Ended	60 Months Ended	66 Months Ended	72 Months Ended	78 Months Ended	84 Months Ended	90 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Aug. 31, 2021	Jan. 31, 2019	Jul. 31, 2016	Jul. 31, 2019	Jul. 31, 2022	Jul. 31, 2026	Jul. 31, 2017	Jul. 31, 2020	Jul. 31, 2023	Jul. 31, 2018	Jul. 31, 2021	Jul. 31, 2024	Jul. 31, 2019	Jul. 31, 2022	Jul. 31, 2025	Jul. 31, 2020	Jul. 31, 2023	Jul. 31, 2026	Jul. 31, 2021	Jul. 31, 2024	Jul. 31, 2022	Jul. 31, 2025	Jul. 31, 2023	Jul. 31, 2026	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2026
C000211235 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Nomura Corporate Bond Fund (Class R6) – including sales charge
Accumulated Value		$ 10,000		$ 10,888.1				$ 12,318.24			$ 12,693.52			$ 10,944.48			$ 10,757.79			$ 11,485.35		$ 11,997.85		$ 12,255.91
C000011005 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Nomura Corporate Bond Fund (Institutional Class) – including sales charge
Accumulated Value			$ 10,000				$ 10,300.2			$ 10,175.97			$ 11,289.19			$ 12,779.02			$ 13,135.99		$ 11,337.35		$ 11,120.7		$ 11,859.72	$ 12,376.75	$ 12,632.7
C000011004 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Nomura Corporate Bond Fund (Class R) – including sales charge
Accumulated Value			10,000				10,250.22			10,094.03			11,141.48			12,527.87			12,832.02		11,002.43		10,746.19		11,410.57	11,849	12,034.25
C000011003 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Nomura Corporate Bond Fund (Class C) – including sales charge
Accumulated Value			10,000				10,200.62			9,977.22			10,959.09			12,281.98			12,496.63		10,677.95		10,371.16		10,957.87	11,322.37	11,441.85
C000011001 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Nomura Corporate Bond Fund (Class A) – including sales charge
Accumulated Value			9,549.84				9,812.6			9,670.05			10,701.39			12,083.53			12,389.38		10,666.22		10,436.73		11,102.68	11,557.94	11,767.58
C000011010 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Nomura Extended Duration Bond Fund (Class A) – including sales charge
Accumulated Value			9,549.93				9,634.06			9,475.01			10,723.54			12,782.92			12,950.67		10,351.79		9,821.88		10,283.8	10,416.5	10,435.9
C000011012 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Nomura Extended Duration Bond Fund (Class C) – including sales charge
Accumulated Value			10,000				10,014.44			9,774.43			10,981.88			12,995.51			13,083.34		10,380.01		9,762.34		10,152.33	10,206.69	10,148.95
C000011013 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Nomura Extended Duration Bond Fund (Class R) – including sales charge
Accumulated Value			10,000				10,063.56			9,873.42			11,145.27			13,249.51			13,408.1		10,680.06		10,103.17		10,559.22	10,669.63	10,663.95
C000011014 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Nomura Extended Duration Bond Fund (Institutional Class) – including sales charge
Accumulated Value			10,000				10,127.11			9,984.09			11,329.3			13,523.92			13,755.13		11,018.38		10,478.2		10,998.28	11,167.07	11,223.02
C000169262 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Nomura Extended Duration Bond Fund (Class R6) – including sales charge
Accumulated Value			10,000				10,119.69			9,984.84			11,339.41			13,563.72			13,788.49		11,054.52		10,529.93		11,064.07	11,245.54	11,312.09
C000228679 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Nomura Floating Rate Fund (Class R6) – including sales charge
Accumulated Value	$ 10,000				$ 9,931.03				$ 10,773.39			$ 11,909.31			$ 12,806.5			$ 13,495.09
C000085184 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Nomura Floating Rate Fund (Institutional Class) – including sales charge
Accumulated Value			10,000				10,400.05			10,823.13			11,347.41			11,348.49			12,347.95		12,309.1		13,327.04		14,720.62	15,838.79	16,655.68
C000085183 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Nomura Floating Rate Fund (Class R) – including sales charge
Accumulated Value			10,000				10,350.04			10,717.57			11,180.97			11,126.18			12,043.13		11,931.85		12,870.53		14,145.68	15,125.76	15,846.7
C000085182 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Nomura Floating Rate Fund (Class C) – including sales charge
Accumulated Value			10,000				10,300.21			10,613.05			11,016.95			10,908.19			11,748.5		11,595.3		12,429.82		13,593.91	14,481.95	15,077.95
C000085181 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Nomura Floating Rate Fund (Class A) – including sales charge
Accumulated Value			9,725				10,094.92			10,479.52			10,959.77			10,933.59			11,866.16		11,799.83		12,744.11		14,041.69	15,070.82	15,808.75
Bloomberg US Corporate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg US Corporate Bond Index
Accumulated Value		10,000	10,000	10,792.7512			10,154.53929	12,134.8602		10,080.50393	12,307.3952		11,130.80913	10,755.4768		12,514.95649	10,616.0809		12,692.89579	11,333.7899	11,092.36715	11,842.2458	10,948.60494	12,141.6469	11,688.79458	12,213.17661	12,521.9558
Bloomberg US Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg US Aggregate Index
Accumulated Value	10,000	$ 10,000	10,000	$ 10,522.905	9,105.7026		9,948.524637	$ 11,587.9525	8,799.0324	9,868.925934	$ 11,506.6326	9,247.8774	10,666.41351	$ 10,457.6485	9,560.6171	11,745.98574	$ 10,105.4461	9,819.67	11,663.55685	$ 10,620.9322	10,600.26697	$ 10,980.1052	10,243.26142	$ 11,277.6203	10,765.77765	11,129.84882	11,431.42134
Bloomberg Long US Corporate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg Long US Corporate Index
Accumulated Value			10,000				10,128.80093			10,044.21414			11,515.50302			13,750.41347			13,846.13195		11,106.61198		10,686.43143		11,280.41598	11,493.50129	11,578.41784
Morningstar LSTA US Leveraged Loan Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Morningstar LSTA US Leveraged Loan Index
Accumulated Value	$ 10,000		$ 10,000		$ 9,883.2194		$ 10,663.79072		$ 10,850.7314	$ 11,134.97572		$ 11,984.7415	$ 11,583.74778		$ 12,883.051	$ 11,483.22249		$ 13,434.468	$ 12,573.46261		$ 12,485.64087		$ 13,707.91531		$ 15,140.52984	$ 16,275.37958	$ 16,971.99417